November 30, 2018

The E-Valuator Funds

Supplement to the
PROSPECTUS
dated
January 31, 2018

The E-Valuator Very Conservative RMS Fund
Service Class Shares (EVVLX)
R4 Class Shares (EVVCX)

The E-Valuator Conservative RMS Fund
Service Class Shares (EVCLX)
R4 Class Shares (EVFCX)

The E-Valuator Tactically Managed RMS Fund
Service Class Shares (EVTTX)
R4 Class Shares (EVFTX)

The E-Valuator Moderate RMS Fund
Service Class Shares (EVMLX)
R4 Class Shares (EVFMX)

The E-Valuator Growth RMS Fund
Service Class Shares (EVGLX)
R4 Class Shares (EVGRX)

The E-Valuator Aggressive Growth RMS Fund
Service Class Shares (EVAGX)
R4 Class Shares (EVFGX)

(collectively, the “Funds”)

CHANGES TO INVESTMENT OBJECTIVES

Effective January 31, 2019, the investment objectives of certain of the Funds will change as follows:

Fund	Current Investment Objective	New Investment Objective
The E-Valuator Conservative RMS Fund	seeks primarily to provide current income and, as a secondary objective, to provide growth through a small degree of exposure to equity markets	seeks to provide income but will at times seek growth and income within the stated asset allocation range

Fund	Current Investment Objective	New Investment Objective
The E-Valuator Tactically Managed RMS Fund	seeks primarily to achieve growth of principal and as a secondary objective, to protect principal	seeks to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range
The E-Valuator Moderate RMS Fund	seeks to provide both principal growth and income	seeks to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range
The E-Valuator Growth RMS Fund	seeks as a primary objective to provide long term principal growth and as a secondary objective to provide current income	seeks to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range
The E-Valuator Aggressive Growth RMS Fund	seeks primarily to provide growth of principal and secondarily to provide growth of principal and income	seeks to provide growth of principal within the stated asset allocation range

If you have questions or need assistance, please contact your financial advisor directly or call the Funds toll-free at 1-888-507-2798.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE